Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenue:	$ 2,946,741	$ 2,738,303
Cost of sales:	1,515,131	1,240,602
Gross profit	1,431,610	1,497,701
Operating expenses:
Depreciation and amortization (Notes 4 & 5)	46,078	45,360
Director’s fees (Note 11)	2,011	3,495
General and administrative	231,539	160,646
Provision for doubtful debts (Note 2)	(53)
Salaries, wages, consultants and benefits (Note 11)	203,471	117,171
Selling and marketing (Note 11)	626,100	320,264
Stock awareness program	(64,881)
Stock-based compensation (Note 8 & 11)	45,038	43,868
Software technology development (Note 7)	1,109,707	850,885
Total operating expenses	2,199,010	1,541,689
Loss before other income (expense) and income taxes	(767,400)	(43,988)
Other income (expense):
Foreign exchange (loss) gain	(60,436)	33,197
Interest and other income	13,272	474
Net loss before income taxes	(814,564)	(10,317)
Income tax (recovery) expense		(70,459)
Net income (loss) and comprehensive income (loss)	$ (814,564)	$ 60,142
Basic loss per common share	$ (0.01)	$ 0.00
Diluted loss per common share	$ (0.01)	$ 0.00
Weighted average common shares outstanding, basic	131,304,499	131,304,499
Weighted average common shares outstanding, diluted	131,304,499	131,304,499